Subsidiaries - Summary of Australian Subsidiaries with Material Non Controlling Interests (Detail)	12 Months Ended
Dec. 31, 2022
Disclosure Of Significant Investments In Subsidiaries With Material Noncontrolling Interest [Line Items]
% held by NCI	10.00%
Subsidiaries with material non-controlling interests [member] | Burrup Facilities Company Pty Ltd [member] | AUSTRALIA
Disclosure Of Significant Investments In Subsidiaries With Material Noncontrolling Interest [Line Items]
Name of entity	Burrup Facilities Company Pty Ltd
Principal place of business	Australia
% held by NCI	10.00%
Subsidiaries with material non-controlling interests [member] | Burrup Train 1 Pty Ltd [member] | AUSTRALIA
Disclosure Of Significant Investments In Subsidiaries With Material Noncontrolling Interest [Line Items]
Name of entity	Burrup Train 1 Pty Ltd
Principal place of business	Australia
% held by NCI	10.00%